Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Registrant Name	Paragon Shipping Inc.
Entity Central Index Key	0001401112
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	24,592,142
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2